Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 326,586	$ 349,361	$ 341,091
Less: Accumulated depreciation	(93,805)	(89,487)	(87,115)
Property and equipment, net	232,781	259,874	253,976
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	303,458	329,416	311,584
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,216	3,216	3,131
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,407	2,328	2,306
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	236	236	147
Deposits on transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,269	$ 14,165	$ 23,923